Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 65,270,000	$ 57,789,000
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,194,000	3,815,000
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,317,000	1,257,000
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,866,000	2,546,000
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Cash Surrender Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	11,000	12,000
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,183,000	3,803,000
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,317,000	1,257,000
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,866,000	2,546,000
Fair Value, Inputs, Level 1 | Cash Surrender Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	11,000	12,000
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Cash Surrender Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	11,000	12,000
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Cash Surrender Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 61,076,000	$ 53,974,000